RELATED PARTY TRANSACTIONS, Founder Shares (Details) - USD ($)					1 Months Ended		3 Months Ended	6 Months Ended
	Jan. 21, 2021	Dec. 02, 2020	Nov. 30, 2020	Oct. 21, 2020	Oct. 31, 2020	Oct. 20, 2020	Dec. 31, 2020	Jun. 30, 2021	Jan. 21, 2020
Redeemable Class A Ordinary Shares [Member]
Founder Shares [Abstract]
Ordinary shares outstanding (in shares)							3,127,723	3,226,103
Ordinary shares issued (in shares)							3,127,723	3,226,103
Threshold trading days							20 days	20 days
Threshold consecutive trading days							30 days	30 days
Redeemable Class A Ordinary Shares [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share)							$ 12.00	$ 12.00
Period after initial Business Combination							150 days	150 days
Class B Non-redeemable Ordinary Shares [Member]
Founder Shares [Abstract]
Ordinary shares outstanding (in shares)	7,500,000						7,906,250	7,500,000
Forfeiture of Founder Shares (in shares)	406,250
Ordinary shares issued (in shares)	7,500,000						7,906,250	7,500,000
Sponsor [Member] | Class B Non-redeemable Ordinary Shares [Member]
Founder Shares [Abstract]
Proceeds from issuance of ordinary stock					$ 25,000	$ 25,000
Issuance of Class B ordinary shares to Sponsor (in shares)					8,625,000	8,625,000
Number of ordinary shares surrendered by sponsor (in shares)				1,437,500
Ordinary shares outstanding (in shares)		7,906,250
Stock dividend (in shares)		718,750
Founder shares as a percentage of issued and outstanding shares after Initial Public Offering		20.00%
Forfeiture of Founder Shares (in shares)	406,250
Holding period for transfer, assignment or sale of Founder Shares							1 year	1 year
Sponsor [Member] | Class B Non-redeemable Ordinary Shares [Member] | Maximum [Member]
Founder Shares [Abstract]
Shares subject to forfeiture (in shares)		406,250							406,250
Directors [Member] | Class B Non-redeemable Ordinary Shares [Member]
Founder Shares [Abstract]
Issuance of Class B ordinary shares to Sponsor (in shares)			120,000
Third-party Advisors [Member] | Class B Non-redeemable Ordinary Shares [Member]
Founder Shares [Abstract]
Issuance of Class B ordinary shares to Sponsor (in shares)			30,000